Shareholder Fees	Oct. 27, 2026 USD ($)
WisdomTree Efficient Copper Plus Copper Miners Fund | WisdomTree Efficient Copper Plus Copper Miners Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0